Offerings	Oct. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% First Mortgage Bonds due 2028
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 405,616,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 56,015.57
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-277286-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% First Mortgage Bonds due 2032
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 848,385,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,161.97
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-277286-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.100% First Mortgage Bonds due 2055
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,950,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,430.00
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-277286-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.